Acquisitions (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022
Kohana Coffee, LLC
Business Acquisition [Line Items]
Summary of total consideration

(Thousands)
Cash consideration	$15,682
Fair value of stock consideration	23,435
Total Consideration	$39,117

(Thousands)
Cash consideration	$15,682
Fair value of stock consideration	23,435
Total Consideration	$39,117

Summary the purchase price allocation of the assets acquired, and liabilities assumed

(Thousands)	Acquired Value
Cash and cash equivalents	$797
Accounts receivable	881
Inventory	2,306
Property, plant and equipment	8,387
Goodwill	17,089
Intangible assets	11,718
Accounts payable and accrued liabilities	(2,061)
Total	$39,117

(Thousands)	Acquired Value
Cash and cash equivalents	$797
Accounts receivable	881
Inventory	2,306
Property, plant and equipment	8,387
Goodwill	16,946
Intangible assets	11,638
Accounts payable and accrued liabilities	(1,838)
Total	$39,117

Summary components of identified intangible assets

	Estimated Fair	Estimated Useful
(Thousands)	Market Value	Life
Customer relationships	$11,148	10 years
Favorable lease asset	490	2.5 years
Total	$11,638

Summary of proforma results

	Year Ended	Year Ended
(Thousands, except per share amounts)	December 31, 2022	December 31, 2021
Revenue	$884,228	716,849
Net loss attributable to common shareholders	(84,651)	(44,353)

S&D Acquisition
Business Acquisition [Line Items]
Summary of total consideration

(Thousands)
Cash paid to Cott Corporation	$397,878
Cash paid on behalf of sellers for seller’s transaction expenses	5,241
Post-close working capital adjustments	(1,500)
Total Consideration	$401,619

Summary the purchase price allocation of the assets acquired, and liabilities assumed

(Thousands)	Acquired Value
Cash and cash equivalents	$8,282
Accounts receivable	57,818
Inventory	67,297
Prepaid expenses and other current assets	1,810
Property, plant and equipment	92,369
Goodwill	159,320
Intangible assets	142,920
Other assets	3,319
Accounts payable and accrued liabilities	(87,216)
Long-term debt	(147)
Deferred tax liabilities	(42,168)
Other long-term liabilities	(1,985)
Total	$401,619

Summary components of identified intangible assets

	Estimated Fair	Estimated Useful
(Thousands)	Market Value	Life
Customer relationships	$137,500	20 years
Trademark	5,200	Indefinite
Favorable lease asset	220	5 years
Total	$142,920

Summary of proforma results

Year Ended
(Thousands, except per share amounts)	December 31, 2020
Revenue	$647,935
Net loss attributable to common shareholders	(138,896)